Consolidated Statements of Changes in Shareholders' Equity - AUD ($)	Issued Capital	Reserves	Accumulated Deficit During Development Stage	Total
Balance at Jun. 30, 2019	$ 156,632,636	$ 1,158,975	$ (141,236,838)	$ 16,554,773
Balance (in Shares) at Jun. 30, 2019	860,837,432
Initial adoption of IFRS 16			(6,261)	(6,261)
Restated total equity at 1 July 2019	$ 156,632,636	1,158,975	(141,243,099)	16,548,512
Restated total equity at 1 July 2019 (in Shares)	860,837,432
Transactions with owners in their capacity as owners:
Issuance of shares	$ 4,363,886			4,363,886
Issuance of shares (in Shares)	176,520,600
Transaction costs from issuance of shares	$ (292,768)			(292,768)
Transaction costs from issuance of shares (in Shares)
Expired options		(280,838)	280,838
Forfeited options reversed to profit or loss		(12,016)		(12,016)
Total transactions with owners in their capacity as owners	$ 4,071,118	(292,854)	280,838	4,059,102
Total transactions with owners in their capacity as owners (in Shares)	176,520,600
Net loss			(13,456,800)	(13,456,800)
Total comprehensive loss for the year			(13,456,800)	(13,456,800)
Balance at Jun. 30, 2020	$ 160,703,754	866,121	(154,419,061)	7,150,814
Balance (in Shares) at Jun. 30, 2020	1,037,358,032
Transactions with owners in their capacity as owners:
Issuance of shares	$ 39,236,886			39,236,886
Issuance of shares (in Shares)	1,046,658,646
Non-cash issuance of options to directors and employees		1,950,563		1,950,563
Non-cash issuance of options to consultants
Issuance of shares in connection with exercise of options, net of costs
Issuance of shares in connection with exercise of options, net of costs (in Shares)
Transaction costs from issuance of shares	$ (2,492,650)			(2,492,650)
Transaction costs from issuance of shares (in Shares)
Forfeited options reversed to profit or loss		(65,800)		(65,800)
Total transactions with owners in their capacity as owners	$ 36,744,236	1,884,763		38,628,999
Total transactions with owners in their capacity as owners (in Shares)	1,046,658,646
Net loss			(15,309,353)	(15,309,353)
Total comprehensive loss for the year			(15,309,353)	(15,309,353)
Balance at Jun. 30, 2021	$ 197,447,990	2,750,884	(169,728,414)	$ 30,470,460
Balance (in Shares) at Jun. 30, 2021	2,084,016,678			2,084,016,678
Transactions with owners in their capacity as owners:
Issuance of shares	$ 17,176,040			$ 17,176,040
Issuance of shares (in Shares)	322,857,900
Non-cash issuance of options to directors and employees		1,179,577		1,179,577
Non-cash issuance of options to consultants		326,544		326,544
Issuance of shares in connection with exercise of options, net of costs
Issuance of shares in connection with exercise of options, net of costs (in Shares)
Transaction costs from issuance of shares	$ (836,969)			(836,969)
Transaction costs from issuance of shares (in Shares)
Expired options		(240,310)	240,310
Forfeited options of vested options reversed to accumulated deficit		(450,777)	450,777
Total transactions with owners in their capacity as owners	$ 16,339,071	815,034	691,087	17,845,192
Total transactions with owners in their capacity as owners (in Shares)	322,857,900
Net loss			(12,847,061)	(12,847,061)
Total comprehensive loss for the year			(12,847,061)	(12,847,061)
Balance at Jun. 30, 2022	$ 213,787,061	$ 3,565,918	$ (181,884,388)	$ 35,468,591
Balance (in Shares) at Jun. 30, 2022	2,406,874,578			2,406,874,578